Cost of revenues	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Cost of revenues
13.	Cost of revenues

(In thousands)	Years ended December 31,
	2012	2013	2014
Bandwidth costs	22,211	35,454	40,373
Content costs, including amortization	46,671	35,964	34,671
Payment handling fees	8,505	12,401	11,961
Depreciation of servers and other equipment	3,271	4,317	5,652
Games revenue sharing costs and others	3,354	5,124	5,802

Total	84,012	93,260	98,459